Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2011 M
Cash and Cash Equivalents
Maximum original maturity period of short-term deposits and highly liquid investments to be considered as cash equivalents (in months)	3
Mineral rights | Low end of range
Owned and leased mineral rights
Original lease term (in years)	10
Mineral rights | High end of range
Owned and leased mineral rights
Original lease term (in years)	50